OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) - Dec. 31, 2018 € in Millions, £ in Millions, $ in Millions	GBP (£)	USD ($)	EUR (€)
Schedule of Other Equity Instruments [Abstract]
Sterling notes, nominal | £	£ 1,376
Euro notes, nominal | €			€ 736
US dollar notes, nominal | $		$ 1,642